Document and Entity Information	Sep. 30, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 31, 2023
Document Effective Date	May 31, 2023
Prospectus Date	Jan. 24, 2023
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus:
Trading Symbol	CDEI